Intangible Assets with a Finite Useful Life - Summary of Breakdown and Movements in Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	€ 6,951	€ 6,480
Addition	2,292	1,641
Amortization	(1,793)	(1,743)
Impairment losses / Reversals (mill	(30)		€ (240)
Disposals		(2)
Exchange Differences	(391)	498
Capitalized borrowing costs	73	73
Other changes	90	4
Ending balance	7,192	6,951	6,480
Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	2,458	2,070
Addition	771	990
Amortization	(1,263)	(1,243)
Exchange Differences	(147)	206
Other changes	374	435
Ending balance	2,193	2,458	2,070
Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	2,854	2,829
Addition	140	87
Amortization	(396)	(393)
Exchange Differences	(96)	89
Other changes	248	242
Ending balance	2,750	2,854	2,829
Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	109	83
Addition	157	128
Amortization	(134)	(107)
Exchange Differences	(5)	5
Other changes	7
Ending balance	134	109	83
Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Beginning balance	1,530	1,498
Addition	1,224	436
Impairment losses / Reversals (mill	(30)
Disposals		(2)
Exchange Differences	(143)	198
Capitalized borrowing costs	73	73
Other changes	(539)	(673)
Ending balance	€ 2,115	€ 1,530	€ 1,498